General Information and Basis of Presentation - Summary of Subsidiary Companies (Parenthetical) (Detail)	Dec. 31, 2023
Nonconsolidated Investees, Other [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity method investment, ownership percentage	100.00%